Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Equity	$ 106,739	$ 105,913	$ 100,253	$ 113,904
Profit (loss)	14,444	18,499	$ 25,383
Total assets	282,220	298,241
Total liabilities	$ 175,481	$ 192,328
Refineria de Cartagena S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 21,317
Profit (loss)	215
Total assets	32,997
Total liabilities	$ 11,680
Cenit Transporte y Logistica S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Storage and transport by pipelines of hydrocarbons
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 16,513
Profit (loss)	5,258
Total assets	19,370
Total liabilities	$ 2,857
Ecopetrol Global Energy S.L.U.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 17,061
Profit (loss)	605
Total assets	17,061
Total liabilities	$ 0
Oleoducto Central S. A. - Ocensa
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	72.65%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 3,334
Profit (loss)	3,256
Total assets	6,745
Total liabilities	$ 3,411
Hocol Petroleum Limited.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 3,908
Profit (loss)	609
Total assets	3,945
Total liabilities	$ 38
Ecopetrol America LLC.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 1,184
Profit (loss)	100
Total assets	2,166
Total liabilities	$ 982
Hocol S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Equity	$ 3,419
Profit (loss)	573
Total assets	5,100
Total liabilities	$ 1,682
Esenttia S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 2,502
Profit (loss)	122
Total assets	2,791
Total liabilities	$ 289
Ecopetrol Capital AG
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Equity	$ 1,399
Profit (loss)	60
Total assets	8,909
Total liabilities	$ 7,510
Oleoducto de Colombia S.A. - ODC
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	78.19%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 428
Profit (loss)	383
Total assets	789
Total liabilities	$ 360
Black Gold Re Ltd.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Reinsurer for companies of the Ecopetrol Group
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,095
Profit (loss)	86
Total assets	1,432
Total liabilities	$ 337
Andean Chemicals Ltd.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,890
Profit (loss)	105
Total assets	1,896
Total liabilities	$ 6
Oleoducto de los Llanos Orientales S. A. - ODL
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	65.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Panama
Geographic area of operations	Colombia
Equity	$ 792
Profit (loss)	685
Total assets	1,332
Total liabilities	$ 540
Interconexion Electrica S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	51.41%
Activity	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.
Country/Domicile	Colombia
Geographic area of operations	Latin-America
Equity	$ 28,307
Profit (loss)	2,420
Total assets	76,130
Total liabilities	$ 47,823
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	51.88%
Activity	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 648
Profit (loss)	286
Total assets	692
Total liabilities	$ 44
Alcanos de Colombia S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	29.61%
Activity	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 342
Profit (loss)	151
Total assets	950
Total liabilities	$ 608
Metrogas de Colombia S.A E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	33.49%
Activity	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 60
Profit (loss)	20
Total assets	174
Total liabilities	$ 113
Gases del Oriente S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	48.50%
Activity	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 118
Profit (loss)	54
Total assets	360
Total liabilities	$ 242
Promotora de Gases del Sur S.A. E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 56
Profit (loss)	43
Total assets	83
Total liabilities	$ 28
Combustibles Lquidos de Colombia S.A E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	41.61%
Activity	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 61
Profit (loss)	1
Total assets	79
Total liabilities	$ 17
Ecopetrol USA Inc.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 14,121
Profit (loss)	715
Total assets	14,467
Total liabilities	$ 347
Ecopetrol Permian LLC.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 10,441
Profit (loss)	215
Total assets	13,451
Total liabilities	$ 3,010
Ecopetrol Oleo e Gas do Brasil Ltda.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Real
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 2,844
Profit (loss)	(109)
Total assets	3,179
Total liabilities	$ 334
Esenttia Masterbatch Ltda.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 221
Profit (loss)	65
Total assets	298
Total liabilities	$ 77
Ecopetrol del Peru S. A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 59
Profit (loss)	1
Total assets	61
Total liabilities	$ 1
ECP Hidrocarburos de Mexico S.A. de C.V.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 36
Total assets	38
Total liabilities	$ 2
Ecopetrol Costa Afuera S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 14
Total assets	14
Total liabilities	$ 0
Esenttia Resinas del Peru SAC
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 14
Total assets	21
Total liabilities	$ 7
Esenttia Resinas de Mxico
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Mexican Peso
Ownership interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 5
Profit (loss)	1
Total assets	18
Total liabilities	$ 13
Kalixpan Servicios Tecnicos S de RL de CV.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Mexican Peso
Ownership interest	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Ecopetrol US Trading LLC
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 586
Profit (loss)	413
Total assets	1,871
Total liabilities	$ 1,285
Econova Technology & innovation S.L.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Execution of activities related to science, technology, and innovation (ST+i)
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 3
Profit (loss)	(4)
Total assets	4
Total liabilities	$ 2
Ecopetrol Singapore PTE. LTD
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Singapore dollar
Ownership interest	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 615
Profit (loss)	380
Total assets	$ 615
Ecopetrol Trading Asia PTE. LTD
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Singapore dollar
Ownership interest	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 614
Profit (loss)	380
Total assets	2,792
Total liabilities	$ 2,178
Wind Autogeneracin S.A.S
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 64
Profit (loss)	(1)
Total assets	93
Total liabilities	$ 29
Parque Solar Porton del Sol S.A.S E.S.P.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 272
Profit (loss)	(4)
Total assets	583
Total liabilities	$ 311
Enerfin Services S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 3
Total liabilities	$ 2
Planta Solar Sahagun S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 6
Total assets	$ 6
El Roble Solar S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 3
Total assets	$ 3
Girasol I S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1
Total assets	$ 1
La Cayena Solar S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1
Total assets	$ 2
Crdoba Solar 2 S.A.S.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest	100.00%
Activity	Wind energy production
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1
Total assets	$ 1